Schedule of investments

Delaware Special Situations Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.27% ✧
Basic Industry - 6.57%
Ashland Global Holdings	33,100	$2,287,210
Berry Global Group †	150,300	6,661,296
HB Fuller	92,800	4,138,880
Huntsman	128,300	2,305,551
Louisiana-Pacific	184,000	4,719,600
		20,112,537
Business Services - 1.35%
Deluxe	44,600	1,049,884
PAE †	48,232	461,098
WESCO International †	74,300	2,608,673
		4,119,655
Capital Spending - 9.33%
Altra Industrial Motion	143,000	4,555,980
Atkore International Group †	101,400	2,773,290
H&E Equipment Services	86,400	1,596,672
ITT	129,400	7,600,956
MasTec †	156,100	7,004,207
Primoris Services	110,700	1,966,032
Rexnord	105,200	3,066,580
		28,563,717
Consumer Cyclical - 4.36%
Barnes Group	70,200	2,777,112
KB Home	105,700	3,242,876
Knoll	132,200	1,611,518
Meritage Homes †	60,300	4,590,036
Standard Motor Products	27,600	1,137,120
		13,358,662
Consumer Services - 8.81%
Acushnet Holdings	49,600	1,725,584
Asbury Automotive Group †	30,000	2,319,900
Cable One	1,650	2,928,503
Choice Hotels International	44,900	3,542,610
Cracker Barrel Old Country Store	26,500	2,939,115
Steven Madden	84,600	2,088,774
TEGNA	205,600	2,290,384
Texas Roadhouse	48,200	2,533,874
UniFirst	23,700	4,241,115
Wolverine World Wide	99,939	2,379,547
		26,989,406
Consumer Staples - 3.80%
Core-Mark Holding	73,400	1,831,697

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Schedule of investments

Delaware Special Situations Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Consumer Staples (continued)
J & J Snack Foods	25,200	$3,203,676
Performance Food Group †	61,600	1,795,024
Scotts Miracle-Gro	20,200	2,716,294
Spectrum Brands Holdings	45,500	2,088,450
		11,635,141
Energy - 3.30%
CNX Resources †	248,000	2,145,200
Delek US Holdings	113,300	1,972,553
Dril-Quip †	51,500	1,534,185
Helix Energy Solutions Group †	310,900	1,078,823
Patterson-UTI Energy	301,100	1,044,817
WPX Energy †	362,500	2,312,750
		10,088,328
Financial Services - 26.93%
American Equity Investment Life Holding	198,000	4,892,580
Bank of NT Butterfield & Son	87,000	2,121,930
East West Bancorp	233,300	8,454,792
First Financial Bancorp	199,300	2,768,277
First Hawaiian	150,000	2,586,000
First Interstate BancSystem Class A	85,600	2,650,176
First Midwest Bancorp	222,100	2,965,035
FNB	557,700	4,182,750
Great Western Bancorp	167,900	2,310,304
Hancock Whitney	200,900	4,259,080
Hanover Insurance Group	47,700	4,833,441
Kemper	44,300	3,212,636
Legg Mason	17,300	860,675
NBT Bancorp	55,200	1,697,952
Prosperity Bancshares	53,900	3,200,582
S&T Bancorp	69,700	1,634,465
Sandy Spring Bancorp	40,700	1,008,546
Selective Insurance Group	85,900	4,530,366
Stifel Financial	119,500	5,667,885
Umpqua Holdings	372,300	3,961,272
Valley National Bancorp	449,000	3,511,180
Webster Financial	169,600	4,852,256
WesBanco	92,500	1,878,675
Western Alliance Bancorp	116,600	4,415,642
		82,456,497
Healthcare - 3.28%
Avanos Medical †	84,400	2,480,516

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(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Healthcare (continued)
Catalent †	24,000	$1,759,200
Integer Holdings †	28,900	2,111,145
Integra LifeSciences Holdings †	29,896	1,404,813
Service Corp. International	59,100	2,298,399
		10,054,073
Real Estate Investment Trusts - 9.10%
Brandywine Realty Trust	328,800	3,580,632
Highwoods Properties	28,424	1,061,068
Independence Realty Trust	126,258	1,450,705
Kite Realty Group Trust	97,457	1,124,654
Lexington Realty Trust	369,500	3,898,225
Life Storage	37,800	3,589,110
National Health Investors	12,572	763,372
Outfront Media	219,300	3,107,481
RPT Realty	213,100	1,483,176
Spirit Realty Capital	101,800	3,548,748
STAG Industrial	61,551	1,804,675
Summit Hotel Properties	252,700	1,498,511
Washington Real Estate Investment Trust	43,100	956,820
		27,867,177
Technology - 13.68%
Cirrus Logic †	51,800	3,200,204
Coherent †	18,700	2,449,326
Diodes †	35,100	1,779,570
Flex †	402,941	4,130,145
NCR †	85,851	1,486,939
NetScout Systems †	97,100	2,481,876
ON Semiconductor †	179,500	3,557,690
SYNNEX	24,800	2,970,296
Tech Data †	9,700	1,406,500
Teradyne	78,200	6,608,682
Tower Semiconductor †	175,100	3,342,659
TTM Technologies †	276,600	3,280,476
Viavi Solutions †	245,600	3,128,944
Vishay Intertechnology	134,100	2,047,707
		41,871,014
Transportation - 3.82%
Kirby †	53,000	2,838,680
Saia †	25,700	2,857,326
SkyWest	48,500	1,582,070
Werner Enterprises	101,400	4,413,942
		11,692,018

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Schedule of investments

Delaware Special Situations Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Utilities - 4.94%
ALLETE	44,700	$2,441,067
Black Hills	63,500	3,597,910
PNM Resources	80,400	3,090,576
South Jersey Industries	81,500	2,036,685
Southwest Gas Holdings	57,400	3,963,470
		15,129,708
Total Common Stock (cost $362,397,430)		303,937,933

Short-Term Investments – 0.97%
Money Market Mutual Funds - 0.97%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	593,850	593,850
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	593,850	593,850
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	593,851	593,851
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	593,851	593,851
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	593,851	593,851
Total Short-Term Investments (cost $2,969,253)		2,969,253

Total Value of Securities – 100.24%
(cost $365,366,683)		306,907,186
Liabilities Net of Receivables and Other Assets – (0.24%)		(720,859)
Net Assets Applicable to 17,691,572 Shares Outstanding – 100.00%		$306,186,327

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

GS – Goldman Sachs

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